PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Healthcare Cost Trend Rate (Details) - Other post-employment benefits and other long-term employee benefits ("OPEB")	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	1.30%	1.40%	1.80%
Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	4.50%	4.50%	5.00%
Weighted average
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	3.95%	3.94%	4.42%